Net finance costs (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Net Finance Cost [Abstract]
Disclosure of detailed information about net finance cost [Table Text Block]
	Year ended September 30,	Year ended September 30,	Year ended September 30,
	2024	2023	2022
Interest expense from:
Unsecured loan	$-	$503,251	$321,313
Accretion cost - accrued royalties liability	180,965	170,373	159,451
Lease obligations	70,351	37,786	30,112
CEBA term loan	-	8,281	-
Other	694	3,857	1,114

Total interest expense	252,010	723,548	511,990
Interest income	(55,687)	(55,514)	(5,988)
Net finance costs	$196,323	$668,034	$506,002